Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Mahbod Nia		MaryAnne Gilmartin		Michael DeMarco		Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on(2):		Net Income (in thousands) (4)	Core FFO Per Share(5)
	Summary Compensation Table CEO Total ($)	Compensation Actually Paid to CEO ($)	Summary Compensation Table CEO Total ($)	Compensation Actually Paid to CEO ($)	Summary Compensation Table CEO Total ($)	Compensation Actually Paid to CEO ($)			Total Shareholder Return	Peer Group Total Shareholder Return(3)
2023	7,064,210	5,437,231	n/a	n/a	n/a	n/a	1,694,141	1,627,225	$70.96	$88.50	$(107,265)	$0.53
2022	6,928,986	4,602,019	n/a	n/a	n/a	n/a	1,748,215	1,223,006	$71.41	$57.05	$(52,066)	$0.44
2021	10,969,103	16,792,259	1,806,184	1,045,480	n/a	n/a	2,837,945	1,896,724	$82.40	$92.09	$(119,042)	$0.68
2020	n/a	n/a	1,783,244	1,274,384	9,779,820	(12,920,289)	2,135,277	7,279	$55.86	$55.86	$(51,387)	$1.07

Peer Group Issuers, Footnote	The calculations of TSR assume an investment of $100 in each of VRE and the Peer Group REITs (as defined below) on December 31, 2020, and the reinvestment of dividends. The historical TSR information is not necessarily indicative of future performance. The data shown is based on the stock prices at the end of each year shown.As disclosed in the Compensation Discussion & Analysis section of our proxy statement each year, the Compensation Committee considers a competitive analysis of pay levels and program design practices used by a peer group of REITs each year (the “VRE Peer Group”). The VRE Peer Group for each of the years presented in the tables above and below were as follows:

2023 VRE Peer Group:
American Assets Trust, Inc. Apartment Income REIT Corp. Apartment Investment and Management Company Armada Hoffler Properties, Inc.	Brandywine Realty Trust Centerspace Elme Communities (formerly Washington REIT) Empire State Realty Trust	Independence Realty Trust, Inc. JBG SMITH Properties Paramount Group, Inc. SL Green Realty Corp.
2022 VRE Peer Group:
American Assets Trust, Inc. Apartment Income REIT Corp. Apartment Investment and Management Company Armada Hoffler Properties, Inc.	Brandywine Realty Trust Centerspace Elme Communities (formerly Washington REIT) Empire State Realty Trust	Independence Realty Trust, Inc. JBG SMITH Properties Paramount Group, Inc. SL Green Realty Corp.
2021 VRE Peer Group:
American Assets Trust, Inc. Bluerock Residential Growth REIT, Inc. Brandywine Realty Trust Columbia Property Trust Corporate Office Properties Trust, Inc.	Cousins Properties Empire State Realty Trust Essential Properties Realty Trust, Inc. Highwoods Properties, Inc. Independence Realty Trust, Inc.	iStar Inc. JBG SMITH Properties Paramount Group, Inc. Piedmont Office Realty Trust Preferred Apartment Communities, Inc. Washington REIT
2020 VRE Peer Group:
Brandywine Realty Trust Columbia Property Trust Corporate Office Properties Trust, Inc. Cousins Properties	Douglas Emmett, Inc. Empire State Realty Trust Equity Commonwealth Highwoods Properties, Inc. Hudson Pacific Properties	JBG SMITH Properties Lexington Realty Trust Paramount Group, Inc. Piedmont Office Realty Trust Washington REIT

Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, CAP is computed by replacing the amounts in the “Stock Awards” column of the Summary Compensation Table from the “Summary Compensation Table CEO Total” and “Average Summary Compensation Table Total for Non-CEO NEOs” columns in this table with the amounts in the “Equity Award Adjustments” column in the tables below, which includes the following amounts: (i) the fair value of as of the last day of the applicable year of unvested equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Other NEOs was computed as follows:

Year	2023	2022	2021	2021	2020	2020
CEO	Mahbod Nia	Mahbod Nia	Mahbod Nia	MaryAnne Gilmartin	MaryAnne Gilmartin	Michael DeMarco
SCT Total Compensation	$7,064,210	$6,928,986	$10,969,103	$1,806,184	$1,783,244	$9,779,820
Less:
Stock and Option Award Values reported in SCT for the Covered Year	4,000,000	4,000,000	7,866,500	760,704	508,860	3,999,999
Plus:
Fair Value for Stock and Option Awards Granted in Covered Year	4,249,169	3,576,139	13,689,656	—	—	234,479
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,842,510)	(1,825,662)	—	—	—	(8,930,503)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(33,638)	(77,444)	—	—	—	(814,431)
Less:			—	—	—	—
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—	—	—	9,189,655
	$5,437,231	$4,602,019	$16,792,259	$1,045,480	$1,274,384	$(12,920,289)

Non-PEO NEO Average Total Compensation Amount	$ 1,694,141	$ 1,748,215	$ 2,837,945	$ 2,135,277
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,627,225	1,223,006	1,896,724	7,279
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, CAP is computed by replacing the amounts in the “Stock Awards” column of the Summary Compensation Table from the “Summary Compensation Table CEO Total” and “Average Summary Compensation Table Total for Non-CEO NEOs” columns in this table with the amounts in the “Equity Award Adjustments” column in the tables below, which includes the following amounts: (i) the fair value of as of the last day of the applicable year of unvested equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Other NEOs was computed as follows:

Year	2023	2022	2021	2020
Non-CEO NEO
SCT Total Compensation	$1,694,141	$1,748,215	$2,837,945	$2,135,277
Less:
Stock and Option Award Values reported in SCT for the Covered Year	687,500	705,833	1,035,000	800,000
Plus:
Fair Value for Stock and Option Awards Granted in Covered Year	730,328	504,003	744,742	374,404
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(108,209)	(20,368)	302,144	(1,460,302)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(1,535)	(9,368)	267,930	(64,108)
Less:
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	293,643	1,221,037	177,992
	$1,627,225	$1,223,006	$1,896,724	$7,279

Compensation Actually Paid vs. Total Shareholder Return
The below graphs illustrate the relationship between the compensation actually paid to our chief executive officers and other named executive officers over the last four years and: (1) our cumulative total stockholder return on an absolute basis and relative to the cumulative total stockholder return of the VRE Peer Group each year; (2) our net income; and (3) our Core FFO per share:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The below graphs illustrate the relationship between the compensation actually paid to our chief executive officers and other named executive officers over the last four years and: (1) our cumulative total stockholder return on an absolute basis and relative to the cumulative total stockholder return of the VRE Peer Group each year; (2) our net income; and (3) our Core FFO per share:

Tabular List, Table
The Compensation Committee considers the following to be the most important financial performance measures used to link compensation actually paid to company performance during the last fiscal year:

MEASURE	NATURE
Absolute TSR	Financial Metric
Relative TSR	Financial Metric
Core FFO	Financial Metric
Same Store NOI(1)	Financial Metric

Total Shareholder Return Amount	$ 70.96	71.41	82.40	55.86
Peer Group Total Shareholder Return Amount	88.50	57.05	92.09	55.86
Net Income (Loss)	$ (107,265,000)	$ (52,066,000)	$ (119,042,000)	$ (51,387,000)
Company Selected Measure Amount | $ / shares	0.53	0.44	0.68	1.07
Additional 402(v) Disclosure	Represents net income available to our common stockholders.Same Store NOI represents net operating income from all in-service properties owned by the Company, excluding properties sold, disposed of, held for sale, removed from service or for any reason considered not stabilized, or being redeveloped or repositioned.
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute TSR
Non-GAAP Measure Description	(5) Represents core funds from operations (“Core FFO”) per share. FFO is defined as net income (loss) before noncontrolling interests in Operating Partnership, computed in accordance with U.S. GAAP, excluding gains or losses from depreciable rental property transactions (including both acquisitions and dispositions), and impairments related to depreciable rental property, plus real estate-related depreciation and amortization. Core FFO is defined as FFO, as adjusted for certain items to facilitate comparative measurement of the Company’s performance over time.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Core FFO
Measure:: 4
Pay vs Performance Disclosure
Name	Same Store NOI(1)
Mahbod Nia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,064,210	$ 6,928,986	$ 10,969,103
PEO Actually Paid Compensation Amount	5,437,231	4,602,019	16,792,259
MaryAnne Gilmartin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,806,184	$ 1,783,244
PEO Actually Paid Compensation Amount			1,045,480	1,274,384
Michael DeMarco [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				9,779,820
PEO Actually Paid Compensation Amount				(12,920,289)
PEO | Mahbod Nia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,000,000	4,000,000	7,866,500
PEO | Mahbod Nia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,249,169	3,576,139	13,689,656
PEO | Mahbod Nia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,842,510)	(1,825,662)	0
PEO | Mahbod Nia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,638)	(77,444)	0
PEO | Mahbod Nia [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | MaryAnne Gilmartin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			760,704	508,860
PEO | MaryAnne Gilmartin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | MaryAnne Gilmartin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | MaryAnne Gilmartin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | MaryAnne Gilmartin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Michael DeMarco [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,999,999
PEO | Michael DeMarco [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				234,479
PEO | Michael DeMarco [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,930,503)
PEO | Michael DeMarco [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(814,431)
PEO | Michael DeMarco [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,189,655
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	687,500	705,833	1,035,000	800,000
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	730,328	504,003	744,742	374,404
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,209)	(20,368)	302,144	(1,460,302)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,535)	(9,368)	267,930	(64,108)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 293,643	$ 1,221,037	$ 177,992